United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/10

Date of Reporting Period:  Six months ended 6/30/10

Item 1.                      Reports to Stockholders

Market Plus Core Fund

A Portfolio of Federated Core Trust II, L.P.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2010	Year Ended December 31,				Period Ended 12/31/2005[1]
		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.62	$6.80	$12.30	$12.01	$10.32	$10.00
Income From Investment Operations:
Net investment income	0.15	0.26	0.49	0.68	0.17	0.11
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.64)	2.56	(5.99)	(0.39)	1.52	0.21
TOTAL FROM INVESTMENT OPERATIONS	(0.49)	2.82	(5.50)	0.29	1.69	0.32
Net Asset Value, End of Period	$9.13	$9.62	$6.80	$12.30	$12.01	$10.32
Total Return[2]	(5.09)%	41.47%	(44.72)%[3]	2.41%	16.38%	3.20%
Ratios to Average Net Assets:
Net expenses	0.05%[4]	0.05%	0.05%	0.05%	0.05%	0.05%[4]
Net investment income	3.08%[4]	3.39%	4.96%	5.53%	5.47%	4.30%[4]
Expense waiver/reimbursement[5]	0.70%[4]	0.93%	0.75%	0.56%	1.55%	6.45%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,165	$36,019	$25,451	$46,015	$44,106	$5,160
Portfolio turnover	1%	33%	19%	290%	396%	11%
1	Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	During the year ended December 31, 2008, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$949.10	$0.24
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At June 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	66.1%
Mortgage-Backed Securities[3]	15.8%
U.S. Treasury and Agency Securities[4]	13.1%
Asset-Backed Securities	3.5%
Other Securities[5],6	0.0%
Derivative Contracts[7]	(2.3)%
Cash Equivalents[8]	6.8%
Other Assets and Liabilities — Net[9]	(3.0)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Other Securities include common stocks, preferred stocks and warrants.
6	Represents less than 0.1%.
7	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 12.9%
		Federal Home Loan Mortgage Corporation – 10.2%
$1,639,435		Federal Home Loan Mortgage Corp., 3.542%, 6/1/2036	1,709,776
1,705,242		Federal Home Loan Mortgage Corp., 4.857%, 12/1/2035	1,770,562
		TOTAL	3,480,338
		Federal National Mortgage Association – 2.7%
204,092		Federal National Mortgage Association, 1.710%, 5/1/2033	207,869
10,658		Federal National Mortgage Association, 2.550%, 6/1/2035	11,090
606,334		Federal National Mortgage Association, 2.600%, 4/1/2036	633,940
45,264		Federal National Mortgage Association, 2.710%, 5/1/2036	47,567
17,390		Federal National Mortgage Association, 2.800%, 4/1/2035	18,296
		TOTAL	918,762
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,231,415)	4,399,100
		Asset-Backed Securities – 3.5%
		Auto Receivables – 1.5%
200,000		AmeriCredit Automobile Receivables Trust 2010-A, Mtg. Bond, A2, 1.460%, 10/01/2018	199,747
53,237		Carmax Auto Owner Trust 2007-3, A3B, 0.749%, 12/15/2011	53,287
251,871	[1,2]	Huntington Auto Trust 2008-1 A3B, 1.849%, 4/16/2012	253,152
		TOTAL	506,186
		Home Equity Loan – 1.0%
11,658		Asset Backed Funding Certificate 2005-OPT1 A1MZ, 0.697%, 7/25/2035	10,091
46,495		GSAA Home Equity Trust 2005-15 1A2, 0.727%, 1/25/2036	11,576
75,000		GSAA Home Equity Trust 2005MTR1 A3, 0.657%, 10/25/2035	36,040
36,063		GSAMP Trust 2005-SEA2 A1, 0.697%, 1/25/2045	23,801
280,000		Morgan Stanley ABS Capital I 2004-OP1, 1.027%, 11/25/2034	207,286
68,742		Option One Mortgage Loan Trust 2005-1 A1B, 0.677%, 2/25/2035	48,271
		TOTAL	337,065
		Non-Agency Mortgage – 1.0%
377,161		Countrywide Alternative Loan Trust 2007-OA9, Series 2007-OA9, 0.697%, 06/25/2047	87,324
381,367		Harborview Mortgage Loan Trust 2007-1, Series 2007-1, 0.477%, 04/19/2038	199,519
27,743		Harborview Mortgage Loan Trust 2006-1 2A1A, 0.587%, 3/19/2036	14,255
424,228	[1,2]	KLIO Funding Ltd. 2004-1A A1, 0.896%, 4/23/2039	2,386
36,248		Washington Mutual 2003-S4 1A3, 0.847%, 6/25/2018	33,783
17,603		Washington Mutual 2005-AR17 A-1A1, 0.617%, 12/25/2045	13,071
		TOTAL	350,338
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,269,386)	1,193,589
		Collateralized Mortgage Obligations – 2.9%
		Federal Home Loan Mortgage Corporation – 0.3%
59,486		Federal Home Loan Mortgage Corp. REMIC 2395 FA, 0.950%, 6/15/2029	60,057
45,022		Federal Home Loan Mortgage Corp. REMIC 2395 FT, 0.800%, 12/15/2031	45,073
		TOTAL	105,130
		Federal National Mortgage Association – 0.5%
41,922		Federal National Mortgage Association REMIC 0287A FB, 0.857%, 10/25/2031	42,060
87,889		Federal National Mortgage Association REMIC 1993-179 FJ, 1.525%, 10/25/2023	90,305
24,771		Federal National Mortgage Association REMIC 1993-247 FM, 3.025%, 12/25/2023	25,509
		TOTAL	157,874
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Non-Agency Mortgage – 2.1%
$203,299		Citigroup Mortgage Loan Trust 2004-UST1 A2, 1.466%, 8/25/2034	191,319
90,485		Washington Mutual 2002-AR6 A, 1.820%, 6/25/2042	71,488
215,982		Washington Mutual 2006-AR1 2A1B, 1.490%, 1/25/2046	119,384
303,578		Washington Mutual 2006-AR15 1A, 1.260%, 11/25/2046	177,524
252,191		Washington Mutual 2006-AR17 1A, 1.240%, 12/25/2046	137,094
308,621		Washington Mutual Mortgage Pass Through Certificates 2007-OA3 DA1C, 0.667%, 4/25/2047	34,914
		TOTAL	731,723
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,633,645)	994,727
		Corporate Bonds – 46.5%
		Basic Industry - Chemicals – 4.4%
950,000		Dow Chemical Co., Floating Rate Note — Sr. Note, 2.623%, 08/08/2011	964,846
500,000		Sherwin-Williams Co., 3.125%, 12/15/2014	520,507
		TOTAL	1,485,353
		Basic Industry - Metals & Mining – 1.8%
500,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.950%, 05/01/2014	607,619
		Communications - Telecom Wireless – 3.4%
500,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	558,287
600,000		Vodafone Group PLC, Note, 0.816%, 02/27/2012	598,810
		TOTAL	1,157,097
		Communications - Telecom Wirelines – 3.0%
300,000		Telecom Italia Capital, Note, 0.824%, 02/01/2011	297,770
725,000		Telecom Italia Capital SA, Floating Rate Note — Sr. Note, 0.914%, 07/18/2011	715,009
		TOTAL	1,012,779
		Consumer Cyclical - Automotive – 0.7%
250,000	[1,2]	American Honda Finance Corp., Floating Rate Note - Sr. Note, Series MTN, 0.607%, 02/21/2012	246,594
		Consumer Non-Cyclical - Health Care – 1.8%
599,000		Boston Scientific Corp., Sr. Unsecd. Note, 6.000%, 06/15/2011	609,780
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
250,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 0.938%, 12/19/2011	250,251
		Consumer Non-Cyclical - Products – 1.5%
500,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	527,557
		Energy - Refining – 1.5%
500,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	519,243
		Financial Institution - Banking – 15.0%
900,000		Chase Capital II, Company Guarantee, 0.844%, 02/01/2027	675,608
750,000		Citigroup, Inc., Floating Rate Note - Sr. Sub Note, 0.807%, 06/09/2016	628,052
500,000		Credit Suisse (USA), Inc., Floating Rate Note - Sr. Note, 0.544%, 04/12/2013	496,874
550,000		Goldman Sachs Group, Inc., Floating Rate Note, 0.707%, 07/22/2015	497,658
50,000		Goldman Sachs Group, Inc., Floating Rate Note, 1.134%, 09/29/2014	47,195
50,000		Morgan Stanley Group, Inc., 0.554%, 01/18/2011	49,709
900,000		NationsBank Capital Trust III, Bond, 0.852%, 01/15/2027	596,707
1,100,000		State Street Capital Trust IV, 1.537%, 06/15/2037	791,373
900,000		Wachovia Capital Trust II, Company Guarantee, 0.802%, 01/15/2027	693,991
900,000		Wells Fargo Capital II, Company Guarantee, 0.837%, 01/30/2027	638,750
		TOTAL	5,115,917
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Financial Institution - Brokerage – 3.1%
$500,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	541,762
500,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	520,806
		TOTAL	1,062,568
		Financial Institution - Finance Noncaptive – 1.7%
500,000		General Electric Capital Corp., Floating Rate Note - Sr. Note, Series MTN, 0.915%, 08/15/2036	365,741
250,000		HSBC Finance Corp., Floating Rate Note - Sr. Note, 0.968%, 06/01/2016	224,145
		TOTAL	589,886
		Financial Institution - Insurance - P&C – 1.4%
30,000		CNA Financial Corp., 6.500%, 08/15/2016	31,488
500,000	[1,2]	ZFS Finance USA Trust III, Floating Rate Note, 1.687%, 12/15/2065	459,937
		TOTAL	491,425
		Technology – 3.3%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2015	514,955
600,000		Hewlett-Packard Co., Floating Rate Note - Sr. Note, 0.648%, 03/01/2012	600,479
		TOTAL	1,115,434
		Transportation - Services – 1.5%
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.750%, 07/01/2013	503,179
		Utility - Natural Gas Distributor – 1.7%
500,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	579,436
		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,100,388)	15,874,118
		U.S. Treasury – 5.8%;3
1,000,000	[4]	U.S. Treasury Bill, 0.130%, 7/1/2010	1,000,000
1,000,000		U.S. Treasury Bill, 0.150%, 7/29/2010	999,883
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,999,883)	1,999,883
		MUTUAL FUNDS – 34.1%;5
140,919		Emerging Markets Fixed Income Core Fund	3,534,890
940,566		High Yield Bond Portfolio	5,897,348
2,225,871	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.28%	2,225,871
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $10,625,664)	11,658,109
		TOTAL INVESTMENTS — 105.7% (IDENTIFIED COST $37,860,381)[7]	36,119,526
		OTHER ASSETS AND LIABILITIES - NET — (5.7)%[8]	(1,954,636)
		TOTAL NET ASSETS — 100%	$34,164,890

At June 30, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
9S&P 500 Index Long Futures	14	$3,593,100	September 2010	$(99,106)
[9]United States Treasury Notes 2-Year Short Futures	40	$8,753,125	September 2010	$(37,586)
[9]United States Treasury Notes 5-Year Short Futures	55	$6,509,336	September 2010	$(73,595)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(210,287)
Semi-Annual Shareholder Report

At June 30, 2010, the Fund had the following open swap contract:
Total Return Swap Counterparty	J.P. Morgan Chase & Co.
Reference Entity	S&P 500 Total Return
Buy/Sell	Buy
Pay/Receive Fixed Rate	2.81%
Expiration Date	9/9/2010
Notional Amount	$31,469,343
Unrealized Depreciation	$(565,260)

Unrealized Depreciation on Futures Contracts and the Value of Swap Contract is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $1,465,248, which represented 4.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2010, these liquid restricted securities amounted to $1,465,248, which represented 4.3% of total net assets.
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amount to $37,858,795.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$4,399,100	$ —	$4,399,100
Asset-Backed Securities	—	1,193,589	—	1,193,589
Collateralized Mortgage Obligations	—	994,727	—	994,727
Corporate Bonds	—	15,874,118	—	15,874,118
U.S. Treasury	—	1,999,883	—	1,999,883
Mutual Funds	11,658,109	—	—	11,658,109
TOTAL SECURITIES	$11,658,109	$24,461,417	$ —	$36,119,526
OTHER FINANCIAL INSTRUMENTS**	$(210,287)	$(565,260)	$ —	$(775,547)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the Financial Statements). EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and a swap contract.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $11,658,109 of investments in affiliated issuers (Note 4) (identified cost $37,860,381)		$36,119,526
Income receivable		152,195
TOTAL ASSETS		36,271,721
Liabilities:
Payable for investments purchased	$1,499,114
Bank overdraft	456
Payable for daily variation margin	24,278
Swaps, at value	565,260
Payable for Directors'/Trustees' fees	580
Accrued expenses	17,143
TOTAL LIABILITIES		2,106,831
Net assets for 3,742,531 shares outstanding		$34,164,890
Net Assets Consist of:
Paid-in capital		$40,744,227
Net unrealized depreciation of investments, futures contracts and swap contracts		(2,516,402)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(11,029,806)
Undistributed net investment income		6,966,871
TOTAL NET ASSETS		$34,164,890
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$34,164,890 ÷ 3,742,531 shares outstanding, no par value, unlimited shares authorized		$9.13

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended June 30, 2010 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 4)			$254,194
Interest			194,352
Investment income allocated from affiliated partnership (Note 4)			130,494
TOTAL INCOME			579,040
Expenses:
Administrative personnel and services fee (Note 4)		$74,384
Custodian fees		4,909
Transfer and dividend disbursing agent fees and expenses		6,553
Directors'/Trustees' fees		1,946
Auditing fees		8,941
Legal fees		2,877
Portfolio accounting fees		23,508
Insurance premiums		2,136
Taxes		12,397
Miscellaneous		825
TOTAL EXPENSES		138,476
Waiver and Reimbursement (Note 4):
Waiver of administrative personnel and services fee	$(74,384)
Reimbursement of other operating expenses	(53,963)
TOTAL WAIVER AND REIMBURSEMENT		(128,347)
Net expenses			10,129
Net investment income			568,911
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments			26,406
Net realized loss on futures contracts			(341,973)
Net realized loss on swap contracts			(1,293,210)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 4)			5,899
Net change in unrealized depreciation of investments			417,693
Net change in unrealized appreciation of futures contracts			(283,944)
Net change in unrealized appreciation of swap contracts			(953,724)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(2,422,853)
Change in net assets resulting from operations			$(1,853,942)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2010	Year Ended 12/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$568,911	$964,947
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(1,602,878)	7,533,679
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(819,975)	2,069,802
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,853,942)	10,568,428
Net Assets:
Beginning of period	36,018,832	25,450,404
End of period (including undistributed net investment income of $6,966,871 and $6,397,960, respectively)	$34,164,890	$36,018,832

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2010 (unaudited)

1. ORGANIZATION

Market Plus Core Fund (the “Fund”) is a diversified portfolio of Federated Core Trust II, L.P. (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is a limited partnership that was established under the laws of the state of Delaware on November 13, 2000, and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. Each portfolio pays its own expenses. The Fund's investment objective is to seek total return over the business cycle (which may be longer or shorter than a 12-month period) in excess of the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Semi-Annual Shareholder Report

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. All net income earned and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal tax return its allocated portion of the Fund's income, gains, losses, deductions and credits. As of and during the six months ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund may enter into total return swaps to establish and maintain continual economic exposure to changes in the value of the reference index. Total return swap agreements involve the commitment to pay or receive an amount generally determined by reference to an interest rate in exchange for a specific market-linked return, based on notional amounts. To the extent that the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate based obligation, the Fund receives or makes a payment to the counterparty.

The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized (loss) on swap contracts” in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Semi-Annual Shareholder Report

Futures Contracts

The Fund purchases and sells futures contracts to manage cash flows, enhance yield, to establish and maintain continual economic exposure to the change in the value of the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$111,181*
Equity contracts	Swaps, at value	$565,260
Equity contracts	Payable for daily variation margin	$99,106*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$775,547
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Total Return Swaps	Futures	Total
Interest rate contracts	$ —	$(140,965)	$(140,965)
Equity contracts	$(1,293,210)	$(201,008)	$(1,494,218)
TOTAL	$(1,293,210)	$(341,973)	$(1,635,183)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Total Return Swaps	Futures	Total
Interest rate contracts	$ —	$(161,474)	$(161,474)
Equity contracts	$(953,724)	$(122,470)	$(1,076,194)
TOTAL	$(953,724)	$(283,944)	$(1,237,668)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. FEDERAL TAX INFORMATION

At June 30, 2010, the cost of investments for federal tax purposes was $37,858,795. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in futures contracts and swap contracts was $1,739,269. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,522,790 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,262,059.

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling is the Fund's investment adviser (the “Adviser”), subject to oversight of the Directors. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2010, the Adviser voluntarily reimbursed $53,963 of other operating expenses.

Administrative Fee

Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2010, FASI waived its entire fee of $74,384.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated companies during the six months ended June 30, 2010, were as follows:

Affiliates	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	140,919	—	—	140,919	$3,534,890	$130,494
High Yield Bond Portfolio	782,963	157,603	—	940,566	5,897,348	248,481
Federated Prime Value Obligations Fund, Institutional Shares	8,248,732	6,775,764	12,798,625	2,225,871	2,225,871	5,713
TOTAL OF AFFILIATED TRANSACTIONS	9,172,614	6,933,367	12,798,625	3,307,356	$11,658,109	$384,688

5. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2010, were as follows:

Purchases	$7,428,351
Sales	$400,000

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the six months ended
June 30, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.As of June 30, 2010, there were no outstanding loans. During the six months ended June 30, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Market Plus Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Semi-Annual Shareholder Report

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Market Plus Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31409R300

35316 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/_J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 24, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010